INCOME TAX EXPENSE (RECOVERY) (Tables)	12 Months Ended
Dec. 31, 2017
INCOME TAX EXPENSE (RECOVERY)
Schedule of components of the current and deferred tax expense

	Years ended December 31,
	2017	2016

Current tax expense (recovery)
Current period	$63.2	$223.9
Adjustment for prior period	(10.0)	(24.6)

Deferred tax expense (recovery)
Origination and reversal of temporary differences	(83.0)	(143.6)
Impact of changes in tax rate	(0.1)	—
Change in unrecognized deductible temporary differences	7.5	(6.7)
Recognition of previously unrecognized tax losses	(0.8)	0.6

Total tax expense (recovery)	$(23.2)	$49.6

Schedule of reconciliation of the combined Canadian federal and provincial statutory income tax rate to the effective tax rate

	2017	2016
Combined statutory income tax rate	26.5%	26.5%

Increase (decrease) resulting from:
Mining taxes	5.0%	4.4%
Resource allowance and depletion	0.0%	1.1%
Difference in foreign tax rates and foreign exchange on deferred income taxes within income tax expense	(19.1)%	94.0%
Benefit of losses not recognized	33.9%	(160.1)%
Recognition of tax attributes not previously benefited	(3.5)%	(44.0)%
Under (over) provided in prior periods	(8.9)%	(8.2)%
Income not subject to tax	(3.0)%	109.2%
Effect of non-taxable impairment reversal	(17.6)%	0.0%
Enacted rate change	0.1%	0.0%
Accounting expenses disallowed for tax	9.8%	(17.2)%
Taxes on repatriation of foreign earnings	3.8%	(79.9)%
AMT Credit recovery due to U.S. Tax Reform	(29.7)%	0.0%
Other	(2.8)%	(9.2)%

Effective tax rate	(5.5)%	(83.4)%

Schedule of summary of the components of deferred income tax and movement in net deferred tax liabilities

	December 31, 2017	December 31, 2016
Deferred tax assets
Accrued expenses and other	$28.3	$39.3
Property, plant and equipment	43.3	25.5
Reclamation and remediation obligations	50.2	118.1
Inventory capitalization	3.4	8.8
Non-capital loss	6.2	—

	131.4	191.7
Deferred tax liabilities
Accrued expenses and other	4.9	14.5
Property, plant and equipment	316.8	442.0
Inventory capitalization	32.0	31.4

Deferred tax liabilities - net	$222.3	$296.2

Schedule of unrecognized deferred tax assets and company's non-capital losses

	December 31, 2017	December 31, 2016

Balance at the beginning of the period	$296.2	$422.5
Recognized in profit/loss	(76.4)	(149.7)
Recognized in OCI	(0.8)	9.5
Other	3.3	13.9
Balance at the end of the period	$222.3	$296.2

	December 31, 2017	December 31, 2016
Deductible temporary differences	$777.0	$721.4
Tax losses	505.4	458.5

Country	Type	Amount	Expiry Date

Canada	Net operating losses	$804.2	2018 - 2037
United States(a)	Net operating losses	42.8	2018 - 2037
Chile	Net operating losses	171.4	No expiry
Mauritania	Net operating losses	21.2	2018 - 2021
Other	Net operating losses	59.9	Various

(a)	Utilization of the United States loss carry forwards will be limited in any year as a result of the previous changes in ownership.